Note 13 - Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of Leases for Lessee
Summary of Lease Liabilities

The table below presents the amounts of lease liabilities (in thousands):

	As of December 31,
	2023	2024
Non-current lease liabilities	$6,776	$5,631
Current lease liabilities	3,770	3,955
Total lease liabilities	$10,545	$9,586

Summary of Carrying Amounts of Right-of-Use Assets

Set out below are the carrying amounts of right-of-use assets (in thousands):

	As of December 31,
	2023	2024
Office properties	$6,343	$5,600
Equipment	3,713	3,894
Total right-of-use assets	$10,056	$9,494

Lease Amounts Included in Statement of Operations

The Statement of Operations has the following amounts relating to leases (in thousands):

	Year ended December 31,
	2022	2023	2024
Depreciation expense of right-of-use assets presented as property	$(2,047)	$(1,664)	$(1,838)
Depreciation expense of right-of-use assets presented as equipment	(1,636)	(1,971)	(2,514)
Expense relating to short-term leases (included in other operating expenses)	(2,609)	(1,254)	(1,251)
Interest expense (included in finance expense)	(242)	(356)	(518)
Foreign exchange gain (loss)	103	(196)	601
Total lease-related expenses	$(6,431)	$(5,441)	$(5,520)